UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03/31/20113

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    PAMELA HORWATH
Address: HOWLAND CAPITAL MANAGEMENT
         75 FEDERAL STREET SUITE 1100
         BOSTON, MA 02110

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     PAMELA HORWATH
Title:
Phone:    617-357-9110
Signature, Place, and Date of Signing:

    PAMELA HORWATH  BOSTON, MA     April 11, 2013


Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.





I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:      135

Form 13F Information Table Entry Total:       $632,293



List of Other Included Managers:

NONE

                                                                FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
3M Company	COM	88579Y101	9465	89036	SH		Sole		89036	0	0
Abbott Laboratories	COM	002824100	1354	38334	SH		Sole		38334	0	0
AbbVie Inc	COM	00287Y109	1557	38179	SH		Sole		38179	0	0
Ace Limited	SHS	H0023R105	12813	144012	SH		Sole		144012	0	0
Agnico Eagle Mines	COM	008474108	7201	175453	SH		Sole		175453	0	0
Akamai Technologies Inc	COM	00971T101	6819	193073	SH		Sole		193073	0	0
Altria Group Inc	COM	02209S103	266	7724	SH		Sole		7724	0	0
"Amazon.com, Inc. "	COM	023135106	293	1101	SH		Sole		1101	0	0
Amphenol Corp Cl A	CL A	032095101	2677	35858	SH		Sole		35858	0	0
Apple Computer Inc	COM	037833100	1753	3960	SH		Sole		3960	0	0
Aspen Technology Inc	COM	045327103	9167	283897	SH		Sole		283897	0	0
Astrazeneca ADR	SPONSORED ADR	046353108	995	19901	SH		Sole		19901	0	0
AT&T Incorporated	COM	00206R102	1084	29552	SH		Sole		29552	0	0
Automatic Data Processing Inc	COM	053015103	4765	73278	SH		Sole		73278	0	0
Avery Dennison Corp	COM	053611109	487	11312	SH		Sole		11312	0	0
Bank of Nova Scotia	COM	064149107	5484	94118	SH		Sole		94118	0	0
Becton Dickinson & Co	COM	075887109	320	3347	SH		Sole		3347	0	0
Berkshire Hathaway Inc Del Cl A	CL A	084670108	7189	46	SH		Sole		46	0	0
Berkshire Hathaway Inc Del Cl B	CL B NEW	084670702	2307	22138	SH		Sole		22138	0	0
Blackrock Debt Strategies Fund	COM	09255R103	51	11406	SH		Sole		11406	0	0
Blackrock Muni Income Trust	SH BEN INT	09248F109	226	14918	SH		Sole		14918	0	0
BP Amoco PLC ADR	SPONSORED ADR	055622104	1313	31002	SH		Sole		31002	0	0
Bristol Myers Squibb Co	COM	110122108	986	23929	SH		Sole		23929	0	0
Brown Forman Corp Cl B	CL B	115637209	250	3500	SH		Sole		3500	0	0
Brown-Forman Corp Cl A	CL A	115637100	552	7500	SH		Sole		7500	0	0
Carmax Incorporated	COM	143130102	8085	193875	SH		Sole		193875	0	0
Caterpillar Incorporated	COM	149123101	1205	13850	SH		Sole		13850	0	0
CBRE Group Inc	CL A	12504L109	5521	218665	SH		Sole		218665	0	0
Central Fund Canada	CL A	153501101	12073	623303	SH		Sole		623303	0	0
ChevronTexaco Corp	COM	166764100	11333	95377	SH		Sole		95377	0	0
Clean Harbors Inc	COM	184496107	7068	121677	SH		Sole		121677	0	0
Coca Cola Company	COM	191216100	2556	63200	SH		Sole		63200	0	0
Colgate Palmolive Co	COM	194162103	10892	92285	SH		Sole		92285	0	0
ConocoPhillips	COM	20825C104	445	7400	SH		Sole		7400	0	0
Core Laboratories NV	COM	N22717107	11435	82909	SH		Sole		82909	0	0
Cullen Frost Bankers Inc	COM	229899109	3464	55401	SH		Sole		55401	0	0
CVS/Caremark Corporation	COM	126650100	7055	128303	SH		Sole		128303	0	0
Danaher Corporation	COM	235851102	12736	204921	SH		Sole		204921	0	0
Darden Restaurants Inc	COM	237194105	274	5293	SH		Sole		5293	0	0
Diageo PLC Sponsored ADR	SPON ADR NEW	25243Q205	233	1855	SH		Sole		1855	0	0
Du Pont E I De Nemours	COM	263534109	8600	174937	SH		Sole		174937	0	0
Eaton Vance Enhanced Equity Inc Fund	COM	278277108	133	11718	SH		Sole		11718	0	0
Ebay Incorporated	COM	278642103	233	4300	SH		Sole		4300	0	0
Ecolab Incorporated	COM	278865100	7945	99092	SH		Sole		99092	0	0
Edwards Lifesciences Corp	COM	28176E108	423	5150	SH		Sole		5150	0	0
EGShares Emerging Markets Consumer ETF	EGS EMKTCONS ETF	268461779	8057	303001	SH		Sole		303001	0	0
Emerson Electric Co	COM	291011104	1083	19385	SH		Sole		19385	0	0
Expeditors Intl Wash Inc	COM	302130109	500	14000	SH		Sole		14000	0	0
Exxon Mobil Corp	COM	30231G102	20041	222407	SH		Sole		222407	0	0
FMC Technologies	COM	30249U101	6924	127307	SH		Sole		127307	0	0
Frontier Communications Corp	COM	35906A108	3449	864474	SH		Sole		864474	0	0
General Electric Co	COM	369604103	19478	842483	SH		Sole		842483	0	0
General Mills Inc	COM	370334104	1000	20290	SH		Sole		20290	0	0
Genuine Parts Co	COM	372460105	273	3500	SH		Sole		3500	0	0
Gilead Sciences Inc	COM	375558103	15905	324986	SH		Sole		324986	0	0
Halliburton Company	COM	406216101	567	14030	SH		Sole		14030	0	0
HCP Incorporated	COM	40414L109	13546	271672	SH		Sole		271672	0	0
Hershey Foods Corp	COM	427866108	790	9026	SH		Sole		9026	0	0
Home Depot Inc	COM	437076102	667	9565	SH		Sole		9565	0	0
Idexx Laboratories Inc	COM	45168D104	9944	107636	SH		Sole		107636	0	0
Intel Corporation	COM	458140100	7229	331091	SH		Sole		331091	0	0
Intl Business Machines Corp	COM	459200101	2391	11208	SH		Sole		11208	0	0
Ishares Gold Trust	ISHARES	464285105	3665	236160	SH		Sole		236160	0	0
Ishares Iboxx Inv Grade Corp Bond ETF	IBOXX INV CPBD	464287242	2057	17158	SH		Sole		17158	0	0
Ishares MSCI BRIC Index Fund	MSCI BRIC INDX	464286657	4465	114924	SH		Sole		114924	0	0
Ishares MSCI EAFE IX	MSCI EAFE INDEX	464287465	614	10410	SH		Sole		10410	0	0
Ishares MSCI Emerging Mkts Index Fund	MSCI EMERG MKT	464287234	9115	213108	SH		Sole		213108	0	0
Ishares Tr Dow Jones Select Divd Index	DJ SEL DIV INX	464287168	3816	60189	SH		Sole		60189	0	0
Ishares Tr Russell 3000 Value Index	RUSL 3000 VALU	464287663	1955	18400	SH		Sole		18400	0	0
Ishares Tr US Treas Infl Protected ETF	BARCLYS TIPS BD	464287176	347	2860	SH		Sole		2860	0	0
Johnson & Johnson	COM	478160104	12694	155697	SH		Sole		155697	0	0
JPMorgan Chase & Co	COM	46625H100	604	12720	SH		Sole		12720	0	0
Mac Gray Corporation	COM	554153106	3486	272322	SH		Sole		272322	0	0
Magellan Midstream Partners	COM UNIT RP LP	559080106	231	4320	SH		Sole		4320	0	0
Market Vectors Gold ETF	GOLD MINER ETF	57060U100	826	21836	SH		Sole		21836	0	0
Marsh & McLennan Cos Inc	COM	571748102	338	8900	SH		Sole		8900	0	0
McCormick & Co Non Vtg Shs	COM NON VTG	579780206	8144	110734	SH		Sole		110734	0	0
McDonalds Corp	COM	580135101	387	3885	SH		Sole		3885	0	0
Medtronic Inc	COM	585055106	7655	163020	SH		Sole		163020	0	0
MercadoLibre Inc.	COM	58733R102	1482	15353	SH		Sole		15353	0	0
Merck & Co Inc New	COM	58933Y105	1530	34610	SH		Sole		34610	0	0
Microchip Technology Inc	COM	595017104	2200	59840	SH		Sole		59840	0	0
Microsoft Corp	COM	594918104	14200	496405	SH		Sole		496405	0	0
Noranda Aluminum Holding Corp.	COM	65542W107	72	16000	SH		Sole		16000	0	0
Northeast Utilities	COM	664397106	8058	185413	SH		Sole		185413	0	0
Northern Trust Corp	COM	665859104	2287	41911	SH		Sole		41911	0	0
Novartis AG Sponsored ADR	SPONSORED ADR	66987V109	292	4095	SH		Sole		4095	0	0
Nuance Communications Inc	COM	67020Y100	6892	341525	SH		Sole		341525	0	0
Paychex Incorporated	COM	704326107	7553	215427	SH		Sole		215427	0	0
Pepsico Incorporated	COM	713448108	11192	141473	SH		Sole		141473	0	0
Pfizer Incorporated	COM	717081103	731	25330	SH		Sole		25330	0	0
Philip Morris Intl Inc	COM	718172109	701	7558	SH		Sole		7558	0	0
Phillips 66	COM	718546104	404	5778	SH		Sole		5778	0	0
PIMCO Dynamic Credit Income Fund	COM SHS	72202D106	2834	114186	SH		Sole		114186	0	0
PIMCO Enhanced Short Maturity ETF	ENHAN SHRT MAT	72201R833	4283	42190	SH		Sole		42190	0	0
Portland General Electric Co	COM NEW	736508847	6125	201955	SH		Sole		201955	0	0
Praxair Incorporated	COM	74005P104	3986	35737	SH		Sole		35737	0	0
Procter & Gamble Co	COM	742718109	12403	160947	SH		Sole		160947	0	0
Qualcomm Inc	COM	747525103	12413	185430	SH		Sole		185430	0	0
Raytheon Co New	COM NEW	755111507	250	4251	SH		Sole		4251	0	0
Rockwell Automation Inc.	COM	773903109	207	2400	SH		Sole		2400	0	0
Royal Dutch Shell PLC ADR A	SPONS ADR A	780259206	288	4426	SH		Sole		4426	0	0
Schlumberger Limited	COM	806857108	7969	106409	SH		Sole		106409	0	0
Snap-On Inc.	COM	833034101	958	11580	SH		Sole		11580	0	0
Solera Holdings Inc	COM	83421A104	9788	167804	SH		Sole		167804	0	0
Southern Company	COM	842587107	508	10828	SH		Sole		10828	0	0
SPDR S & P 500 ETF Trust	TR UNIT	78462F103	6640	42379	SH		Sole		42379	0	0
Staples Incorporated	COM	855030102	569	42368	SH		Sole		42368	0	0
Stericycle Inc	COM	858912108	7938	74760	SH		Sole		74760	0	0
Stryker Corporation	COM	863667101	256	3930	SH		Sole		3930	0	0
Suncor Inc	COM	867224107	221	7376	SH		Sole		7376	0	0
Sysco Incorporated	COM	871829107	320	9100	SH		Sole		9100	0	0
Target Incorporated	COM	87612E106	248	3616	SH		Sole		3616	0	0
Teva Pharmaceutical Inds LTD ADR	ADR	881624209	524	13200	SH		Sole		13200	0	0
Thermo Fisher Scientific Inc	COM	883556102	8532	111546	SH		Sole		111546	0	0
UGI Corporation	COM	902681105	14602	380351	SH		Sole		380351	0	0
Union Pacific Corp	COM	907818108	609	4273	SH		Sole		4273	0	0
United Parcel Service Inc Cl B	CL B	911312106	10944	127407	SH		Sole		127407	0	0
United Technologies Corp	COM	913017109	1108	11864	SH		Sole		11864	0	0
Valhi Incorporated	COM	918905100	4078	254100	SH		Sole		254100	0	0
Valley National Bancorp	COM	919794107	5894	575631	SH		Sole		575631	0	0
Vanguard Bond Index ETF	TOTAL BND MRKT	921937835	7688	91918	SH		Sole		91918	0	0
Vanguard Europe Fund	MSCI EUROPE ETF	922042874	246	5000	SH		Sole		5000	0	0
Vanguard Short Term Bond ETF	SHORT TRM BOND	921937827	16575	204651	SH		Sole		204651	0	0
"Verastem, Inc. "	COM	92337C104	362	37646	SH		Sole		37646	0	0
VeriFone Systems Inc	COM	92342Y109	3155	152546	SH		Sole		152546	0	0
Verizon Communications Inc	COM	92343V104	903	18368	SH		Sole		18368	0	0
Visa Corporation	COM CL A	92826C839	9545	56199	SH		Sole		56199	0	0
Vodafone Group PLC Spon ADR New	SPONS ADR NEW	92857W209	7275	256147	SH		Sole		256147	0	0
Walgreen Company	COM	931422109	12214	256172	SH		Sole		256172	0	0
Watsco Inc	COM	942622200	8710	103466	SH		Sole		103466	0	0
Wellesley Bancorp.	COM	949485106	394	25000	SH		Sole		25000	0	0
Wells Fargo & Company	COM	949746101	7955	215052	SH		Sole		215052	0	0
Windstream Corp	COM	97381W104	2703	340875	SH		Sole		340875	0	0
Wisdomtree Intl Midcap Div Fund	INTL MIDCAP DV	97717W778	9153	176158	SH		Sole		176158	0	0

S REPORT SUMMARY             135   DATA RECORDS          632,293
0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED